As filed with the Securities and Exchange Commission on April 26, 2005

1933 Act File No. 333-28697
1940 Act File No. 811-8243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 47
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 48
                                                                       [ X ]

(Check appropriate box or boxes.)

Potomac Funds

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:
Angela L. Pingel, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[    ]  immediately upon filing pursuant to paragraph (b)
[    ]  on (date) pursuant to paragraph (b)
[    ]  60 days after filing pursuant to paragraph (a)(1)
[    ]  on (date) pursuant to paragraph (a)(1)
[ X ]  75 days after filing pursuant to paragraph (a)(2)
[    ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[    ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

POTOMAC FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Prospectus for the Dynamic HY Bond Fund and the HY Bear Fund

Statement of Additional Information for the Dynamic HY Bond Fund and the HY Bear Fund

Part C of Form N-1A

Signature Page

PROSPECTUS

[The Potomac Funds Logo]

Dynamic HY Bond Fund
HY Bear Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

INVESTOR CLASS

(800) 851-0511

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

______________, 2005

TABLE OF CONTENTS

Potomac Funds

OVERVIEW	2

ABOUT THE FUNDS	3

FUND OBJECTIVES	3

PORTFOLIO INVESTMENT STRATEGY	3

PRINCIPAL RISK FACTORS	5

PERFORMANCE	7

FEES AND EXPENSES OF THE FUNDS	7

ABOUT YOUR INVESTMENT	9

SHARE PRICES OF THE FUNDS	9

RULE 12b-1 FEES	10

HOW TO INVEST IN SHARES OF THE FUNDS	10

HOW TO EXCHANGE SHARES OF THE FUNDS	13

HOW TO SELL SHARES OF THE FUNDS	14

ACCOUNT AND TRANSACTION POLICIES	15

ADDITIONAL INFORMATION	18

MANAGEMENT OF THE FUNDS	18

PORTFOLIO HOLDINGS INFORMATION	19

DISTRIBUTIONS AND TAXES	19

MASTER/FEEDER OPTION	20

FINANCIAL HIGHLIGHTS	21
PRIVACY NOTICE (Not a part of the prospectus)	PN-1
MORE INFORMATION ON THE FUNDS	Back Cover

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”). The Potomac Funds (the “Trust”) has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

OVERVIEW

This Prospectus describes the Dynamic HY Bond Fund (“Dynamic Fund”) and the HY Bear Fund (“Bear Fund” and, together with the Dynamic Fund, the “Funds”) of the Potomac Funds. The Funds currently offer for sale Investor Class shares.

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as the Funds’ investment adviser and Transamerica Investment Management, LLC serves as the subadviser (“Transamerica” or “Subadviser”).

The Dynamic Fund seeks to maximize total return (income plus capital appreciation) by creating long positions primarily in lower-quality debt instruments and derivatives of such instruments. The Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.

The Funds are designed principally for purchase by experienced investors and frequently are utilized by investors who engage in market timing activities or who intend to follow an asset allocation strategy. To achieve its objective, each Fund uses aggressive investment techniques such as engaging in futures, options and swap transactions. In order to accommodate frequent trading by shareholders, each Fund’s portfolio will be positioned consistent with the need for liquidity. There is no assurance that the Funds will achieve their objectives.

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ABOUT THE FUNDS

FUND OBJECTIVES

The Dynamic Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

The Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.

Each Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60 day notice.

PORTFOLIO INVESTMENT STRATEGY

In attempting to meet each Fund’s objective, the Subadviser will, under normal circumstances, invest at least 80% of each Fund’s net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments. Debt instruments include corporate debt securities, convertible securities, zero-coupon securities and restricted securities. The Subadviser will generally create long positions for the Dynamic Fund and short positions for the Bear Fund.

High yield debt instruments are generally rated lower than Baa by Moody’s Investor Service (“Moody’s”) or lower than BBB by Standard & Poor’s (“S&P”). Up to 15% of each Fund’s assets may be invested in instruments generally rated below Caa by Moody’s or CCC by S&P or derivatives of such instruments. Investments may include instruments in the lowest rating category of each rating agency, or unrated bonds that the Subadviser determines are of comparable quality. Such instruments may be in default and are generally regarded by the rating organizations as having extremely poor prospects of ever attaining any real investment standing. In addition, high yield debt instruments are typically issued with maturities of 10 years or less, and are callable after four to five years. Generally, the longer the bond’s maturity, the more vulnerable its price is to interest rate fluctuations.

The Subadviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating organizations. Because of the greater number of considerations involved in investing in lower-rated instruments, the achievement of each Fund’s objective depends more on the analytical abilities of the portfolio management team than would be the case if each Fund were investing primarily in instruments in the higher rating categories.

To ensure that each Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by active Fund shareholders while gaining exposure to the high yield bond market, each Fund invests a substantial portion of its assets in derivative securities, such as futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices. Such investments allow the Subadviser to generate a return that may be larger than what would be generated if each Fund maintained its assets in cash or cash equivalents to meet redemption requests.

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The Funds may invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. When a Fund is invested in such temporary defensive instruments, the Fund will not achieve its investment objective.

The Subadviser uses a “bottom up” approach to investing. The Subadviser studies industry and economic trends, but focuses on researching individual issuers and derivative instruments. Each company and derivative instrument in which the Funds invest passes through a research process and stands on its own merits as a viable investment in the Subadviser’s opinion.

To achieve the investment objective of the Dynamic Fund, the Subadviser’s fixed-income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying instruments that are likely to be upgraded by qualified rating organizations;

•	Employs research and credit analysis to minimize purchasing instruments that may default by determining the likelihood of timely payment of interest and principal; and/or

•	Invests the Dynamic Fund’s assets in other instruments, including derivative securities, consistent with its objective of high current income and capital appreciation but permitting it to maintain sufficient liquidity to meet redemptions.

To achieve the investment objective of the Bear Fund, the Subadviser’s fixed-income management team uses the same analytical tools it employs for the Dynamic Fund in pursuit of the opposite objective. The Subadviser:

•	Seeks to identify instruments that are likely to be downgraded by qualified rating organizations and therefore suffer a decline in principal value;

•	Employs research and credit analysis to identify instruments that may default on timely payment of interest and principal and suffer a decline in principal value; and/or

•	Creates short positions in instruments which have relatively low yield in order to minimize short interest expense and maintain sufficient liquidity to meet redemptions.

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PRINCIPAL RISK FACTORS

An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Neither Rafferty nor the Subadviser can guarantee that the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

Risks of the Subadviser’s Investment Strategy

While the Subadviser seeks to take advantage of investment opportunities for Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds. The Subadviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Funds to achieve their investment objectives.

Credit Risk and Lower-Quality Debt Instruments

The Dynamic Fund could lose money if the issuer of a debt instrument is unable to meet its financial obligations or goes bankrupt. The Bear Fund could lose money if the issuer of a debt instrument in which it has a short position is upgraded or generally improves its standing. Credit risk usually applies to most debt instruments, but generally is not a factor for U.S. government obligations. The Funds will invest a significant portion of their assets in instruments rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These instruments generally involve greater risk of default or price changes than other types of fixed-income instruments and the Funds’ performance may vary significantly as a result. Therefore, an investment in the Funds are subject to a higher risk of loss of principal than an investment in a fund that may not invest in lower-rated instruments.

Market Timing Activity and High Portfolio Turnover

A significant portion of the Funds’ assets is expected to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds’ portfolio turnover, which involves correspondingly greater expenses to the Funds, including dealer mark-ups/mark-downs or brokerage commissions and other transaction costs on the sale of instruments and reinvestments in other instruments. Such sales also may result in adverse tax consequences to each Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. In addition, large movements of assets into and out of the Funds may have a negative impact on their ability to achieve their investment objective or their desired level of operating expenses. The risks associated with market timing activity and high portfolio turnover will have a negative impact on longer term investments.

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Risks of Aggressive Investment Techniques

The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on high yield bonds, high yield bond indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.

Risks of Investing in Derivatives

The Funds may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument.

Swap Agreement Risks

The Funds may enter into swap agreements. The risks associated with such agreements include the risk that the counter-party to a swap agreement may default. If a counter-party defaults, the Funds’ risk of loss will consist of any payments that a Fund is entitled to receive from the counter-party under the agreement. In addition, the Funds could suffer losses with respect to a swap agreement if a Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Adverse Market Conditions

Although the Subadviser’s fixed-income management team employs comprehensive research and analysis in selecting instruments for the Funds’ portfolios, neither the Adviser nor the Subadviser can guarantee that the Funds’ portfolios will perform as expected, especially during conditions which are adverse to a Fund’s investment goals.

Interest Rate Changes

Debt instruments have varying levels of sensitivity to changes in interest rates. In general, the price of a debt instrument will fall when interest rates rise and will rise when interest rates fall. Instruments with longer maturities and mortgage instruments can be more sensitive to interest rate changes. In other words, the longer the maturity of an instrument, the greater the impact a change in interest rates could have on the instrument’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term instruments tend to react to changes in short-term interest rates, and long-term instruments tend to react to changes in long-term interest rates.

Prepayment Risk

Many types of debt instruments are subject to prepayment risk. Prepayment occurs when the issuer of an instrument can repay principal prior to the security’s maturity. Instruments subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt instrument can be difficult to predict and result in greater volatility.

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Risk of Non-Diversification

The Funds are non-diversified, which means that they may invest a high percentage of their assets in a limited number of instruments. As a result, fluctuations in the value of a single security in which a Fund invests may have a greater impact on the Fund’s net asset value and total return. In addition, economic or regulatory events affecting the value of a security also may have a greater impact on a Fund’s net asset value and total return.

Risk of Shorting Securities

The Bear Fund will establish short positions designed to profit from the decline in the price of particular debt instruments. As a consequence, the Bear Fund will lose value if and when the price of particular instruments rises - a result that is the opposite from traditional fixed income mutual funds. The holder of a short position in a fixed income instrument, including a high yield bond, is responsible for interest accruing on the fixed income instrument. The performance of the Bear Fund may be adversely impacted by the cost of maintaining its short positions.

PERFORMANCE

This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns for the Dynamic Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus. In addition, no performance is presented for the Bear Fund because it has not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The other expenses below reflect estimated expenses expected to be incurred for the fiscal period ending August 31, 2005.

Shareholder Fees (fees paid directly from your investment)(1)
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (expenses that are deducted from Fund assets)(2)

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	Dynamic Fund	Bear Fund
Management Fees	0.75%	0.95%
Distribution (12b-1) Fees(3)	0.40%	0.39%
Other Expenses	0.35%	0.41%
Total Annual Operating Expenses	1.50%	1.75%(4)

(1)	Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2)	As noted elsewhere in the Prospectus, a substantial portion of the Funds’ assets may come from “asset allocators” or “market timers.” As a result, the costs of operating the Funds may rise or fall with asset levels. However, Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds’ Other Expenses through August 31, 2005 to the extent that the Funds’ Total Annual Operating Expenses exceed 1.50% and 1.75% (excluding dividends on short positions) for the Dynamic Fund and the Bear Fund, respectively. Rafferty may choose to terminate this waiver or revise the limits on Total Annual Operating Expenses at any time. If a Fund’s overall expenses fall below these percentage limitations, then the Fund may reimburse Rafferty within three fiscal years for such waivers and reimbursements.

(3)	The Board of Trustees has authorized payment by each Fund of Rule 12b-1 fees in an amount equal to the difference between a Fund’s Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses for each Fund with a maximum annualized fee of 0.40%.

(4)	As part of its investment strategy, the Bear Fund takes short positions in securities. Such additional expenses associated with these investments cannot be estimated and, therefore, actual expenses may be higher than those shown.

Expense Example

The Example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Dynamic HY Bond Fund	$ 153	$ 474
HY Bear Fund	$ 178	$ 551

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ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS

A fund’s share price is known as its net asset value (“NAV”). Each Fund’s share price is calculated as of the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing each Fund’s net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

•	Equity securities, OTC securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•	Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•	Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method; and

•	Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Advisers does not represent fair value, or the Fund or Advisers believes the market price is stale will be valued at fair value estimates by the Advisers under the supervision of the Board of Trustees.

Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded. Securities are priced at fair value as determined by the Subadviser, subject to the review of Rafferty and under the supervision of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, or the Funds’ pricing service provides a valuation that in the judgment of the Subadviser does not represent fair value. The Funds may also fair value a security if the Funds or the Subadviser believes that the market price is stale.

The trading hours for most foreign securities end prior to the close of the NYSE, the time the Fund’s NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when it calculates each Fund’s NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources.Rafferty compares the market quotations to the fair value prices to evaluate the effectiveness of the Funds’ fair valuation procedures and if any significant discrepancies are found, Rafferty may adjust the Fund’s fair valuation procedures.

RULE 12b-1 FEES

The Funds have adopted a distribution plan under Rule 12b-1 for their Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds’ shares and for support services to investors. Because these fees are paid out of the Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan for the Funds, the annual fees may amount to up to 0.40% of the Funds’ average daily net assets. However, the Board currently has authorized the Funds to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the difference between each Fund’s Total Annual Operating Expenses (excluding 12b-1 fees) and the voluntary limit on Total Annual Operating Expenses of 1.50% for the Dynamic Fund and 1.75% for the Bear Fund (excluding dividends on short positions).

HOW TO INVEST IN SHARES OF THE FUNDS

You may invest in the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Fund. You may invest directly with the Funds or through certain financial intermediaries. Any transaction effected through a financial intermediary may be subject to a processing fee. In addition, the Funds may allow for purchases through an Automatic Investment Plan. Contact Rafferty for further information.

Minimum Investment

The minimum initial and subsequent investments in the Funds set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000 and $1,000.

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	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$ 10,000	$ 1,000
Retirement Accounts	$ 10,000	$ 0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

Transaction Cut-off Times

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds’ transfer agent or an authorized financial intermediary, subject to the Funds’ transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern time will be processed on that same day. Requests received after the cut-off times will receive the next business day’s NAV.

Good Form

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include: (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub. An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer.

Purchasing Shares

By Mail:

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Potomac Funds”) along with the completed Account Application to:

Regular Mail		Express/Overnight Mail

Potomac Funds — Investor Class		Potomac Funds — Investor Class
c/o U.S. Bancorp Fund Services, LLC	or	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 1993		Mutual Fund Services — 3rd Floor
Milwaukee, Wisconsin 53201-1993		615 East Michigan Street
Milwaukee, Wisconsin 53202

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The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

•	The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts less than $10,000. In addition, to prevent check fraud, the Funds do not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

•	All purchases must be made in U.S. dollars through a U.S. bank.

•	If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

By Bank Wire Transfer:

Initial Investment - By Wire

If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

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For Subsequent Investments - By Wire

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Potomac Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Investor Class

•	Your bank may charge a fee for such services.

•	Wire orders will only be accepted from 9:00 a.m. to 3:55 p.m. Eastern time. The Funds will not accept and process any wire orders for that day received after this time.

Through Financial Intermediaries:

•	Select financial intermediaries are authorized to offer shares of the Funds.

•	These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Investor Class shares of the Funds.

•	Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Investor Class shares of the Fund(s) for Investor Class shares of any other Potomac Fund (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

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•	Write or call the Funds’ Transfer Agent or your financial intermediary.

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

•	You may exchange by telephone only if you selected that option on your Account Application. Contact the Funds at (800) 851-0511 for instructions on adding this option to your previously established account.

•	You may exchange through the Internet by visiting the Potomac Funds’ website at www.potomacfunds.com and activating your account.

•	You may place exchange orders by telephone between 9:00 a.m. and 3:55 p.m. Eastern time.

HOW TO SELL SHARES OF THE FUNDS

Generally

•	You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.

•	Your redemption order is subject to the Funds’ transaction cut-off times.

•	You normally will receive proceeds from any sales of Investor Class shares within seven days from the time a Fund receives your request in good order.

•	For investments that have been made by check, payment on sales requests may be delayed until the Funds’ Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Funds, which may require up to 10 calendar days.

•	Your proceeds will be sent to the address or wired to the bank listed the Transfer Agent’s records.

•	Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

By Telephone or By Mail

•	Call or write the Potomac Funds (see the address and telephone number above).

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•	You may only sell Investor Class shares of the Funds by telephone if you selected that option on your Account Application. Contact the Funds at (800) 851-0511 for instructions on adding this option to your previously established account.

•	Provide your name, account number, the Fund and the number, percentage or dollar value of shares to sell.

By Wire Transfer

•	Call the Potomac Funds.

•	Provide your name, account number, the Fund and the number, percentage or dollar value of shares to sell.

•	You must wire transfer at least $5,000.

•	You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests. This fee is in addition to any charges that may be imposed by your bank.

•	Your proceeds will be wired only to the bank listed on the Transfer Agent’s records.

Through Financial Intermediaries

•	Select financial intermediaries can place your order to sell Investor Class shares of the Funds.

•	Payment can be directed to your account normally within three business days after a financial intermediary places your order.

ACCOUNT AND TRANSACTION POLICIES

Order Policies

You may buy and sell Investor Class shares of the Funds at its NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day’s NAV if your request is received by 3:55 p.m. Eastern time. The Funds will not accept and process any orders for that day received after this time.

There are certain times when you may be unable to sell Investor Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of its shares. Generally, the Funds may reject a purchase if it is disruptive to the efficient management of the Funds.

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Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 3:55 p.m. Eastern time. In particular, financial intermediaries that transact in shares of the Funds through Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system. In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order. In practice, this means that a confirmation from a financial intermediary is not binding on the Funds. In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or cancelled and, in the event of a redemption which is cancelled, the Funds shall have the right to a return of proceeds. Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day. Please contact your financial intermediary to determine how it processes transaction in shares of the Funds.

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

Signature Guarantees

In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed under the following circumstances:

•	If your account registration or address has changed in the last 30 days,

•	If the proceeds of your sale are mailed to an address other than the one listed with the Funds,

•	If the proceeds are payable to a third party,

•	If the sale is greater than $100,000,

•	If the wire instructions on the account are being changed, or

•	If there are other unusual situations as determined by the Funds’ Transfer Agent.

Low Balance Accounts

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

16

Redemption in Kind

The Funds reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Short Term Trading

As noted previously in the Prospectus, the Funds anticipate that a significant portion of their assets will come from professional money managers and investors who use the Funds as part of their “asset allocation” and/or “market timing” investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading increases the rate of the Funds’ portfolio turnover, which increases the overall expenses of managing the Funds, due to increased brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities. In addition, frequent trading may dilute the value of Fund shares held by long-term shareholders and may interfere with the efficient management of the Funds’ portfolios. Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses. The Funds’ Board of Trustees has approved the short-term trading policy of the Funds. The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors as noted previously in the Prospectus.

17

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS

Rafferty provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004. Under an investment advisory agreement between the Funds and Rafferty, the Funds pay Rafferty fees at an annual rate of 0.75% of the Funds’ average daily net assets.

Rafferty has retained Transamerica to serve as subadviser to the Funds. The Subadviser manages $15 billion in mutual funds, separate accounts and pension assets. Transamerica is located at 1150 South Olive Street, Los Angeles, California 90015. Pursuant to the Subadvisory Agreement, Transamerica will manage the Funds’ assets with oversight from Rafferty. Rafferty (not the Funds) will pay Transamerica’s subadvisory fees.

The Subadviser is controlled by Transamerica Investment Services, Inc. (“TIS”). TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N.V., an international insurance group.

The Managers for the Funds are Heidi Y. Hu and Peter O. Lopez.

Ms. Hu is a Senior Vice President of Fixed Income Research and the Supervising Portfolio Manager at the Subadviser. Ms. Hu has been a Portfolio Manager at the Subadviser since 1998. Prior to joining the Subadviser in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company from 1994 to 1998. Ms. Hu holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark University. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Mr. Lopez is a Vice President and Director of Fixed Income Research as well as Portfolio Manager at the Subadviser. Mr. Lopez previously served as a Senior Equities Analyst for the Subadviser from 1997 through 1999. Prior to taking his current position at the Subadviser in 2003, Mr. Lopez was a Managing Director at Centre Pacific, LLC from 2000 to 2003. Mr. Lopez holds an M.B.A. in finance and accounting from the University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed-income analysis and is a CFA Level III candidate.

The Funds’ SAI provides additional information about Ms. Hu’s and Mr. Lopez’s compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions

The Funds distribute dividends from their net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments less expenses.

The Funds also distribute any realized net capital gains at least annually. The Funds realize capital gains mainly from sales of their portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Distributions of net gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. If you elect to have dividends and/or capital gains paid in cash, each Fund will automatically reinvest all distributions under $10 in additional shares of that Fund. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from the Funds by check and the post office cannot deliver such check or your check remains uncashed for six months, the Funds reserve the right to reinvest the check in your account at the applicable Funds’ then current NAV per share and to reinvest all subsequent distributions in additional shares until an updated address is received.

Taxes

The following table illustrates the potential tax liabilities for taxable accounts:

Type of Transaction	Tax Status*

Dividend distribution (other than qualified dividend income (“QDI”) distribution)	Ordinary income rate
Distribution of QDI (see above)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate

19

Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
____________
*	Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid. A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares. These special rules generally apply to taxable years beginning before January 1, 2009.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of the Funds and do not provide the Funds with your correct taxpayer identification number (normally your social security number), the Funds are required to withhold 28% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 28% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return.

MASTER/FEEDER OPTION

The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective. The “master” fund would purchase instruments for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as each Fund. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for a Fund without seeking shareholder approval. However, the Trustees’ decision will be made only if the investments in the master funds are in the best interests of a Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive a 30 day notice prior to the implementation of the master/feeder structure.

20

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Dynamic Fund outstanding for the period indicated. No financial information is available for the Bear Fund because it has not commenced operations prior to the date of this Prospectus. The information for the fiscal period July 1, 2004 (commencement of operations) through August 31, 2004 was audited by Ernst & Young, LLP whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
	Dynamic Fund
	Investor Class
	September 1, 2005 to February 28, 2005 (Unaudited)	July 1, 2004[1] to August 31, 2004

Per share data:
Net asset value, beginning of period		$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]		0.17
Net realized and unrealized gain (loss) on investments[6]		0.18

Total from investment operations		0.35

Less distributions:
Dividends from net investment income		—
Distributions from realized gains		—

Total distributions		—

Net asset value, end of period		$20.35

Total return[7]		1.75%[2]

Supplemental data and ratios:
Net assets, end of period		$251,240,654
Ratio of net expenses to average net assets:
Before expense reimbursement		1.50%[3]
After expense reimbursement		1.50%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement		5.32%[3]
After expense reimbursement		5.32%[3]
Portfolio turnover rate[5]		47%
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
[7]	All returns reflect reinvested dividends but do not reflect the impact of taxes.

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PRIVACY NOTICE

At the Potomac Funds, we are committed to protecting your privacy. To open and service your Potomac accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, accounts balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquires with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Potomac through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800)-851-0511.

Not a part of the prospectus

PN-1

MORE INFORMATION ON THE FUNDS

Statement of Additional Information (“SAI”): The Funds’ SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:
The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:     Potomac Funds
P.O. Box 1993
Milwaukee, Wisconsin 53201-1993

Call:            (800) 851-0511

By Internet: www.potomacfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

PROSPECTUS

________, 2005

[The Potomac Funds Logo]

DYNAMIC HY BOND FUND
HY BEAR FUND

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

POTOMAC FUNDS

Dynamic HY Bond Fund
HY Bear Fund

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

The Potomac Funds (the “Trust”) is a management investment company, or mutual fund, which currently offers to the public a variety of investment portfolios. This Statement of Additional Information (“SAI”) relates to the Investor Class of the Dynamic HY Bond Fund (the “Dynamic Fund”) and the HY Bear Fund (the “Bear Fund”) (collectively, the “Funds”).

This Statement of Additional Information (“SAI”) dated ____________, 2005 is not a prospectus. It should be read in conjunction with the Trust’s Prospectus dated ____________, 2005, relating to the Funds. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.

Dated: _______________, 2005

TABLE OF CONTENTS

Page
THE POTOMAC FUNDS	1
CLASSIFICATION OF THE FUNDS	1
INVESTMENT POLICIES AND TECHNIQUES	1
Asset-Backed Securities	1
Bank Obligations	2
Equities	2
Fixed-Income Securities	3
Foreign Securities	5
Illiquid Investments and Restricted Securities	5
Indexed Securities	6
Interest Rate Swaps	6
Investments in Other Investment Companies	7
Options, Futures and Other Strategies	7
Repurchase Agreements	11
Reverse Repurchase Agreements	12
Short Sales	12
Swap Agreements	12
U.S. Government Securities	14
Other Investment Risks and Practices	15
INVESTMENT RESTRICTIONS	16
PORTFOLIO TRANSACTIONS AND BROKERAGE	17
PORTFOLIO HOLDINGS INFORMATION	18
MANAGEMENT OF THE TRUST	19
Trustees and Officers	19
Principal Shareholders, Control Persons, and Management Ownership	23
Investment Adviser and Subadviser	23
Portfolio Manager	25
Proxy Voting Policies and Procedures	26
Fund Administrator, Fund Accountant, Transfer Agent and Custodian	27
Distributor	27
Distribution Plan	28
Registered Independent Public Accounting Firm	28
DETERMINATION OF NET ASSET VALUE	28
PURCHASES AND REDEMPTIONS	29
Retirement Plans	29
Redemption in Kind	30
Redemptions by Telephone	30
Receiving Payment	30
Anti-Money Laundering	31
EXCHANGE PRIVILEGE	31
SHAREHOLDER INFORMATION	31
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	32
Dividends and Other Distributions	32
Taxes	32
FINANCIAL STATEMENTS	36
APPENDIX A: DESCRIPTION OF CORPORATE BOND RATINGS	A-1
APPENDIX B: PROXY VOTING POLICIES	B-1

THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of twenty-two separate series. This SAI relates only to the Dynamic HY Bond Fund (the “Dynamic Fund”) and the HY Bear Fund (the “Bear Fund”, and together with the Dynamic Fund, the “Funds”).

The Funds currently offer Investor Class shares, which are designated for sale directly to investors without a sales charge. Each Fund is designed principally for experienced investors who intend to follow an asset allocation strategy. Neither Fund is designed for inexperienced or less sophisticated investors.

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of their taxable year required by Subchapter M of the Internal Revenue Code.

INVESTMENT POLICIES AND TECHNIQUES

The Funds, under normal circumstances, will invest at least 80% of their net assets (plus any borrowings for investment purposes) in high-yield debt instruments, commonly referred to as “junk bonds,” or derivatives of such instruments. The Subadviser will generally create long positions for the Dynamic Fund and short positions for the Bear Fund. The Funds may engage in the types of transactions discussed below and in the Funds’ Prospectus. There is no assurance that any method of investment available to the Funds will result in the achievement of their objectives.

Asset-Backed Securities

The Funds may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

1

Bank Obligations

Money Market Instruments. The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Services (“Moody’s”), and in other lower quality commercial paper.

Equities

Common Stocks. The Funds may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities. The Funds may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

2

Preferred Stock. The Funds may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Warrants and Rights. The Funds may purchase warrants and rights, which are instruments that permit the Funds to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Fixed-Income Securities

The Funds may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The Funds may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in kind securities, and strips. Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody’s. Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities.

Junk Bonds. “Junk Bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Funds’ ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) or Transamerica Investment Management, LLC (“Transamerica” or “Subadviser”), will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

3

Corporate Debt Securities. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Zero-Coupon Securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, the holder may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Funds to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

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Unrated Debt Securities. The Funds may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Foreign Securities

The Funds may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.  Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

The Funds may purchase and hold illiquid investments. A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty or Transamerica has determined under Board-approved guidelines are liquid.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options will be considered illiquid unless the OTC options are sold to qualified dealers who agree to allow repurchase of any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

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The Funds may not be able to sell illiquid investments when it desires to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities, however, could affect adversely the marketability of such portfolio securities and the ability to dispose of such securities promptly or at reasonable prices.

Indexed Securities

The Funds may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Investments in indexed securities are considered investments in other investment companies discussed below.

Interest Rate Swaps

The Funds may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian. A Fund will not enter into any interest rate swap unless Rafferty or the Subadviser believes that the other party to the transaction is creditworthy. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

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Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

The Funds intend to limit its investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Funds invest in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security. In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Options, Futures and Other Strategies

General. The Funds may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, the Funds are not deemed to be “commodity pool operators” or a “commodity pools” under the Commodity Exchange Act and are not subject to the registration or regulation as such under the Commodity Exchange Act.

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In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty or the Subadviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques and financial instruments are developed or as regulatory authorities broaden the range of permitted transactions. A Fund may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)  Successful use of most Financial Instruments depends upon Rafferty’s or Transamerica’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)   Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)  As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)  Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counter-party from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

The Funds’ ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

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If a Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of their initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Funds’ obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

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Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.

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A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements

The Funds may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities. During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

The Funds may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund’s short position.

Swap Agreements

The Funds may enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

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Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds’ illiquid investment limitations. The Funds’ will not enter into any swap agreement unless Rafferty or the subadviser believes that the other party to the transaction is creditworthy. The Funds’ bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement in circumstances where Rafferty or Transamerica believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty or Transamerica, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

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The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae”).

Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Securities issued by U.S. Government-sponsored entities, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLB”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the U.S. Government and are not insured or guaranteed by the U.S. Government.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

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Other Investment Risks and Practices

Borrowing. The Funds may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s net asset value and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds interest expenses, a Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Funds may borrow money to facilitate portfolio management to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. A Fund may pledge portfolio securities as Rafferty or Transamerica deems appropriate in connection with any borrowings.

Lending Portfolio Securities. The Funds may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan by depositing any combination of short-term government securities and cash as collateral. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. A Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on a four business day notice or by the borrower on a one day notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Funds currently have no intention of lending its portfolio securities.

Portfolio Turnover. The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of their portfolio. A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

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High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Funds shall not:

1.	Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Funds’ total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Funds’ investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.	Underwrite securities of any other issuer.

3.	Purchase, hold, or deal in real estate or oil and gas interests.

4.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except: (1) that the Funds may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Funds may make short sales of securities.

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5.	Pledge, mortgage, or hypothecate the Funds’ assets, except: (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6.	Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7.	Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of each Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of each Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8.	Invest more than 25% of the value of their total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

9.	The Funds have adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with the same limitations as each Fund. For this purpose, “all of the Funds’ investable assets” means that the only investment securities that will be held by the Funds will be the Funds’ interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Funds’ Subadviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty or Transamerica expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty or Transamerica considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty or Transamerica.

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In effecting portfolio transactions, Rafferty or Transamerica seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.

Rafferty or Transamerica may use research and services provided to it by brokers; however, not all such services may be used by Rafferty or Transamerica in connection with the Funds. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty or Transamerica, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Funds’ shareholders. In adopting the policies, the Board of Trustees considered actual and potential material conflicts that could arise between the interests of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Funds’ portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter with a lag of approximately sixty days. In addition, the Funds’ President or Chief Compliance Officer may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that: (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information. The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board of Trustees.

In addition, the Funds’ service providers, such as, custodian, administrator, transfer agent, distributor, legal counsel and independent accounting firm may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisers, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

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MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of the Trust are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds’ business affairs and for exercising all of the Funds’ powers except those reserved to the shareholders. A Trustee may be removed by a written instrument, signed by at least two-thirds of the Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)**	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 63	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	34	None
Jay F. Higgins(1) Age: 60	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker-Dealer).	34	Dwango North America Corp. (radio, telephone communications)

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Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	34	None
Kevin G. Boyle(2) Age: 64	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	34	None
Gerald E. Shanley III Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Estate of Charles S. Payson, 1987-present.	34	None

Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 37	Chief Executive Officer; President	One Year; Since 2003 One Year; Since 1999	Managing Director of Rafferty, 1999-present; Portfolio Manager, Hermitage Capital Management, 1998-1999; Associate, Akin, Gump, Strauss, Hauer & Feld, LLP, 1995-1998 (law firm).	N/A	None
Timothy P. Hagan Age: 63	Chief Compliance Officer; Chief Financial Officer	One Year; Since 2004 One Year; Since 2004; From 1997-2001	Vice President of Rafferty, 1997-present.	N/A	None
Philip A. Harding Age: 62	Senior Vice President	One Year; Since 1997	Vice President of Rafferty, 1997-present.	N/A	None
Stephen P. Sprague Age: 56	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 32	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present	N/A	None
Angela Brickl 615 East Michigan Street Milwaukee, WI 53202 Age: 29	Assistant Secretary	One Year; Since 2004	Compliance Administrator, U.S. Bancorp Fund Services, LLC, 2003-Present; Business Analyst, Strong Financial Corp., 2002-2003; Senior Auditor, Arthur Anderson, 1999-2002.	N/A	None
(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.
(2)	Mr. Boyle was an interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.
(3)	The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 20 portfolios of the 22 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale to the public 4 portfolios of the 12 currently registered with the SEC.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, and Shanley. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm ); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, and Shanley, each of whom are disinterested members of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Boyle, Byrne, and Shanley. The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the most recent fiscal year.

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The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2004:

Dollar Range of Equity Securities Owned:	Interested Trustees:		Disinterested Trustees:
	Lawrence C. Rafferty	Jay Higgins	Kevin G. Boyle	Daniel J. Byrne	Gerald E. Shanley III
HY Bear Fund*	$ 0	$ 0	$ 0	$ 0	$ 0
Dynamic HY Bond Fund	$ 0	$ 0	$0	$ 0	$ 0
Aggregate Dollar Range of Equity Securities in the Potomac Mutual Fund Complex	$ 0	$ 0	$0	$10,001 - $50,000	$ 0
* As of the date of this prospectus, the Fund had not commenced operations.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s prior fiscal year ended August 31, 2004.

Name of Person, Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Trust Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0

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Name of Person, Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Trust Paid to the Trustees

Jay F. Higgins	$0	$0	$0	$0
Disinterested Trustees
Kevin G. Boyle	$10,000	$0	$0	$10,000
Daniel J. Byrne	$10,000	$0	$0	$10,000
Richard G. Jackson*	$7,500	$0	$0	$7,500
Gerald E. Shanley III	$15,000	$0	$0	$15,000
* Mr. Jackson resigned from the Board on Trustees effective October 15, 2004.

Principal Shareholders, Control Persons, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of ____________2005, the control persons or principal holders of the Dynamic HY Bond Fund are set forth below.

Name and Address	% Ownership

The HY Bear Fund has no control persons or principal holders as of _____, 2005.

Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty (“Advisory Agreement”), Rafferty provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Funds may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

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Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 0.75% and 0.95%, respectively, based on their average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that the Dynamic Fund and the Bear Fund expenses exceed 1.50% and 1.75%, respectively, of average daily net assets for the period ending August 31, 2005 (excluding dividends and interest on short positions). If overall expenses fall below these percentage limitations, then each Fund may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment and is terminable on a 60 day written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement between Rafferty and Transamerica (“Subadvisory Agreement”), Transamerica, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty. Specifically, an investment team from Transamerica will manage and be responsible for the Funds’ assets. Under the subadviser arrangement, Transamerica shall, at its expense and on a regular basis, provide a continuous investment program and shall arrange for the execution of all orders for the purchase and sale of securities and other investments for the Funds’ account. For the investment subadvisory services provided to the Funds, Rafferty will pay Transamerica a fee, computed and paid monthly, based on each Fund’s average daily net assets equal to 0.25% on assets over $100 million, 0.30% on assets between $75 million and $100 million, 0.40% on assets between $25 million and $75 million, and 0.50% on assets less than $25 million.

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not “interested persons” of the Rafferty or Transamerica, as defined under the 1940 Act) and the shareholders of the Funds, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, Transamerica or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Funds. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than a 60 day written notice by Rafferty or a 90 day written notice by Transamerica Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of Transamerica upon termination of the Subadvisory Agreement.

In approving the Advisory and Subadvisory Agreements, the Trustees considered, among other factors: (1) the high quality of services that would be provided by Rafferty and Transamerica; (2) Transamerica’s high yield composite performance against an applicable benchmark; (3) Transamerica’s representation that it does not charge a higher fee to other clients; (4) the primary role of Transamerica to create an investment program for the Funds and effect the Funds’ trades, as well as Transamerica’s role in overseeing the management and operations of the Funds; (5) the extensive investment experience and qualifications of the Funds’ portfolio managers; (6) the resources to be dedicated to the Funds by Rafferty and Transamerica; (7) the experience of Transamerica personnel in complying with rules and regulations of the 1940 Act and in Rafferty’s oversight responsibilities to ensure that each Fund is in compliance with such regulations and their investment policies; (8) the proposed fee arrangement with Rafferty and Transamerica and the Funds’ estimated overall expense ratio, as well as the proposed voluntary cap on expenses by Rafferty.

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Based on its evaluation of all material factors, the Board of Trustees, including the non-interested Trustees, concluded on August 27, 2004, that the proposed advisory fee structures are fair and reasonable and the proposed Advisory Agreement and Subadvisory Agreement should be approved.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Transamerica shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, Transamerica and the distributor have adopted Codes of Ethics (“Codes”). These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.

Portfolio Manager

Ms. Heidi Y. Hu and Mr. Peter O. Lopez serve as the supervising portfolio manager and portfolio manager, respectively, for the Funds. In addition to the Funds, they manage the other accounts set forth below as of December 31, 2004. Transamerica provided the following information regarding the other accounts managed by the Funds’ portfolio managers, including the number of accounts, the total assets in those accounts, and the categorization of the accounts as of December 31, 2004.

Portfolio Manger -Other Accounts-	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Heidi Hu
Registered Investment Companies	2	$365.4	0	$0
Other Pooled Investment Vehicles	1	$149.3	0	$0
Other Accounts	1	$29.9	0	$0
Peter Lopez
Registered Investment Companies	4	$245.7	0	$0
Other Pooled Investment Vehicles	19	$3,158.9	0	$0
Other Accounts	3	$53.0	0	$0

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Ms. Hu and Mr. Lopez manage other accounts, a portion of which may share the Funds’ objective to invest in lower quality debt instruments. Because of the similarities in the investment objectives and strategies of the Funds and the other accounts, conflicts of interest may arise. As a result, the Subadviser has adopted trade allocation procedures that, among other things, insure that trades are allocated fairly and equitably to the other accounts and the Funds consistent with the Subadviser’s fiduciary duty to each client. In determining a fair allocation, the Subadviser takes into account a number of factors, including among other things, the Subadviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s allocation to lower quality debt instruments, cash available for investment and suitability.

Transamerica has not identified any other material conflicts between the Funds and other accounts managed by Ms. Hu and Mr. Lopez. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts. Transamerica’s management fees for the services it provides to other accounts varies and may be higher or lower than the subadvisory fees it receives from Rafferty. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

As of December 31, 2004 the portfolio managers’ compensation is paid by Transamerica and not the Funds. Their compensation primarily consists of a fixed base salary that is reviewed annually and may be increased based on merit. A discretionary bonus may be provided after considering the composite performance of all assets managed by the portfolio manager as compared to relevant competitors and other factors. Transamerica also offers the portfolio managers deferred compensation based upon firm profitability. Along with all other employees of Transamerica, the portfolio managers may participate in the firm’s retirement plan in which the firm makes discretionary contributions based upon its profitability. The pre-tax performance of the Fund is one factor used in determining the portfolio managers’ bonus. The portfolio managers’ salary, deferred compensation, and retirement benefits are not based on the performance of the Funds or the value of the Funds’ assets.

Set forth below are the dollar ranges of securities of the Funds beneficially owned by each portfolio manager as of December 31, 2004:

Name of Fund -Portfolio Manager-	Dollar Range of Equity Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	Over $100,000
Dynamic HY Bond Fund
Heidi Y. Hu	X
Peter O. Lopez	X
HY Bear Fund
Heidi Y. Hu	X
Peter O. Lopez	X

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by each Fund as part of Rafferty’s investment advisory services, subject to the supervision and oversight of the Board. Rafferty has in turn delegated the responsibility of voting proxies for securities held by the Funds to Transamerica. The Proxy Voting Policies of Rafferty and Transamerica are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, the Funds retain the right to vote proxies relating to their portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of each Fund’s investments.

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More Information. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of the Administrator, provides custodian services to the Funds, which includes holding and administering the assets in the Funds’ portfolio.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.09% on assets between $364 million and $1.45 billion, and 0.08% on the next $1.45 billion and 0.05% on the remaining balance with a base fee of $ 276,363 for the first $ 364 million in assets. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.04% on assets between $ 400 million and $ 800 million, 0.03% on the next $800 million, and 0.015% on the remaining balance with a base fee of $384,000 for the first $400 million in assets. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A., an affiliate of the Administrator, serves as the Custodian of the Funds’ assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to the Custodian Agreement, the Custodian receives an annual fee of 0.035% based on the Funds’ average daily net assets. The Custodian also is entitled to certain out-of-pocket expenses.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2004, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust. Mr. Rafferty is an affiliated person of the distributor.

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Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of the Funds pursuant to which the Funds may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts. Pursuant to the Plan, the Dynamic Fund and the Bear Fund may pay up to 0.40% and 0.75%, respectively, of their average daily net assets. The Plan provides that the distributor will be compensated regardless of expenses it incurs.

The Plan was approved by the Trustees, including the Independent Trustees of the Funds. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

The Plan permits payments to be made by the Funds to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Funds. In addition, the Plan authorizes payments by the Funds to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

Registered Independent Public Accounting Firm

Ernst & Young, LLP (“E&Y”), 233 S. Wacker Drive, Chicago, Illinois 60606, is the registered independent public accounting firm for the Trust. The Financial Statements of the Dynamic HY Bond Fund for the fiscal period from July 1, 2004 (commencement of operations) to August 31, 2004, have been audited by E&Y and are incorporated by reference herein with reliance upon the report of said firm, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally as of 4:00 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used.

For purposes of determining net asset value per share of each Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

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OTC securities held by each Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of each Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income is recorded on the ex-dividend date.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term investment, the investment will be valued at fair value as determined in good faith by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

Other debt securities are valued by using the mean between the closing bid and asked price provided by the Pricing Service. If the closing bid and asked price are not readily available, the Pricing Service may provide a price determined by a matrix pricing method, which is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. In the absence of market quotations or matrix-derived prices from the Pricing Service, the debt securities will be valued at fair value as determined in good faith by the Board.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or Transamerica or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASES AND REDEMPTIONS

Retirement Plans

Individuals who earn compensation and who have not reached age 70½ before the close of the year generally may establish an individual retirement account (“IRA”). An individual may make limited contributions to an IRA of up to $3,000 ($4,000 for 2005) per taxable year (or $6,000, ($8,000 for 2005) if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds; these maximum contributions increase by $500 if you attain age 50 before the end of the taxable year ($1000 if both you and your spouse do so). The Internal Revenue Code of 1986, as amended (“Code”), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse’s earnings) do not exceed a certain level may establish a “Roth IRA”; although contributions thereto are nondeductible, withdrawals from a Roth IRA will not be taxable under certain circumstances. An IRA also may be used for certain “rollovers” from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

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Redemption in Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of each Fund’s net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following the Funds’ receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

•	Any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

•	The signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

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The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Funds to fairly determine the value of their net assets or disposal of the Funds’ securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of the Funds’ shareholders.

Anti-Money Laundering

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone requests for an exchange received by the Funds before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon a 60 day notice.

SHAREHOLDER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each class of a Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income are distributed and distributions of any realized net capital gains are made as described in the Prospectus under “Distributions and Taxes.” All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of each Fund’s net asset value per share. A Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes. A Fund may realize net long-term capital gain and thus anticipates payment of distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.

Taxes

Regulated Investment Company Status. Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long term capital loss (“short term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

Although a Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that it will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by a Fund, pursuant to which it would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.

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If a Fund failed to qualify for treatment as a RIC any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%) and it would not receive a deduction for distributions to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”), which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits. In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General. If a Fund’s shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

The Funds will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent they fail to distribute by the end of any calendar year substantially all of their ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares. An exchange of Fund shares for shares of another Fund generally will have similar consequences.

Distributions to Foreign Shareholders. Dividends a Fund pays to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (“foreign shareholder”) generally will be subject to U.S. withholding tax (at a rate of 30% or any applicable lower treaty rate), except to the extent the Fund designates the dividends as “interest related dividends” or “short-term capital gain dividends” (as described in the Prospectus). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is “effectively connected with the conduct of a U.S. trade or business,” in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

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If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from options and futures the Funds derive with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Nonequity options” (i.e., listed options, such as those on “broad-based” stock indices) and futures in which a Fund may invest may be “section 1256 contracts.” Section 1256 contracts that the Funds hold at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which the Funds have made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property. Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the Funds make certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

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If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If the Funds have an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Zero Coupon and Pay-In-Kind Bonds. The Funds may acquire zero coupon bonds or other debt securities issued with original issue discount (“OID”) and/or Treasury Inflation-Indexed securities (on which principal is adjusted based on changes in the Consumer Price Index). A Fund must include in its income the OID that accrues on those debt securities, and the amount of any principal increases on those Treasury sSecurities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the Fund must include in its gross income securities it receives as “interest” on pay-in-kind securities. Because a Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund’’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

35

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions there from.

FINANCIAL STATEMENTS

The Financial Statements for the Dynamic HY Bond Fund for the fiscal period from July 1, 2004 (commencement of operations) to August 31, 2004 are herein incorporated by reference to the Potomac Funds’ Annual Report to shareholders dated August 31, 2004. To receive a copy of the Prospectus or annual or semi-annual reports to shareholders, without charge, write or call the Trust at the address or telephone number above.

No financial statements are available for the HY Bear Fund because it had not commenced operations as the date of this SAI.

36

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

A-2

Appendix B

Rafferty Asset Management, LLC
Proxy Voting Policies and Procedures

Rafferty Asset Management, LLC (“RAM”) has adopted the following guidelines (the “Guidelines”) pursuant to which, in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.

I.	Duty to Vote Proxies

RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

A.  It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds’ shareholders.

B.  To document that proxies are being voted, RAM will keep a record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, www.Potomacfunds.com, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201.

II.	Guidelines for Voting Proxies

RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management’s position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM’s general approach to a wide range of issues.

RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders’ voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders’ best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer’s management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds’ shareholders.

B-1

1.  Routine Proposals

Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

•	Approval of auditors
•	Election of directors and officers of the corporation
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes
•	Declaring stock splits
•	Elimination of preemptive rights
•	Incentive compensation plans
•	Changing the date and/or the location of the annual meetings
•	Minor amendments to the articles of incorporation
•	Employment contracts between the company and its executives and remuneration for directors
•	Automatic dividend reinvestment plans
•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

2.  Non-Routine Proposals

These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.

Non-routine proposals typically include:

•	Mergers and acquisitions
•	Restructuring
•	Re-incorporation or formation
•	Changes in capitalization
•	Increase or decrease in number of directors
•	Increase or decrease in preferred stock
•	Increase or decrease in common stock
•	Stock option plans or other compensation plans
•	Social issues
•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Board classification without cumulative voting
•	Confidential voting

B-2

RAM will typically accept management’s recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social and political viewpoints.

III.	Conflicts of Interests

Each proxy is reviewed by RAM to assess the extent to which there may be a material conflict of interest between RAM, its affiliated companies and their clients. In addition, for the Potomac Funds, RAM will assess to the extent there may be a conflict between Potomac Funds shareholders’ interests and the interests of RAM or the Funds’ principal underwriter. In these instances, RAM will disclose the conflict to clients and obtain their consents before voting. With respect to conflicts of interest for the Funds, the Board of Trustees will be notified as to the nature of the conflict. Client contact forms, which detail the communication between the client and RAM regarding their voting direction will be maintained by RAM for a period of not less than a rolling twelve-month period.

IV.	Recordkeeping and Reporting

RAM is required to maintain records of proxies voted pursuant to Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds’ website, www.potomacfunds.com, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC’s website at http://www.sec.gov beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.

Effective July 1, 2003

B-3

TRANSAMERICA INVESTMENT MANAGEMENT, LLC (“TIM”)
PROXY VOTING POLICY

Introduction

Normally, clients for which TIM has full discretionary investment authority expect TIM to vote proxies in accordance with TIM’s Proxy Voting Policy (the “Policy”). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.

Statement of Policy

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the “Guidelines”) regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

Proxy Committee

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the “Committee”), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee’s responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM’s proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

Use of Independent Third Party

TIM will maintain the services of a qualified independent third party (the “Independent Third Party”) to provide guidance on proxy voting issues. The Independent Third Party is set forth in Appendix B. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

Conflicts of Interest Between TIM and Clients

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety:
a) Vote in accordance with the recommendation of the Independent Third Party; or
b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

Provision of the Policy to Clients

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY
PROXY VOTING POLICY GUIDELINES

The following is a concise summary of TIM’s proxy voting policy guidelines.

1.	Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:
•    An auditor has a financial interest in or association with the company, and is therefore not independent
•    Fees for non-audit services are excessive, or
•    There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

2.	Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

B-5

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.	Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4.	Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

B-6

5.	Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.	Capital Structure

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•    It is intended for financing purposes with minimal or no dilution to current shareholders
•    It is not designed to preserve the voting power of an insider or significant shareholder

9.	Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

B-7

Management Proposals Seeking Approval to Reprice Options

Vote AGAINST proposals by management seeking approval to reprice options.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
•    Purchase price is at least 85 percent of fair market value
•    Offering period is 27 months or less, and
•    Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.	Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

B-8

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY
INDEPENDENT THIRD PARTY

The following provider has been selected by TIM to function as the Independent Third Party as set forth in the Policy.

Institutional Shareholder Services, Inc. (“ISS”)

B-9

POTOMAC FUNDS
PART C

OTHER INFORMATION

Item 23.	Exhibits.

(a)	Declaration of Trust(1)

(b)	By-Laws(1)

(c)	Voting trust agreement - None

(d) (i)(A)	Form of Investment Advisory Agreement(2)

(i)(B)	Amendment to Schedule A to Investment Advisory Agreement - to be filed

(ii)(A)	Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC(7)

(ii)(B)	Form of Investment Subadvisory Agreement between Portfolio Strategies, Inc. and Rafferty Asset Management, LLC(17)

(ii)(C)	Investment Subadvisory Agreement between Horizon Investments LLC and Rafferty Asset Management, LLC(8)

(ii)(D)	Investment Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC(9)

(ii)(E)	Investment Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC(14)

(ii)(F)	Form of Investment Subadvisory Agreement between Transamerica Investment Management, LLC, and Rafferty Asset Management, LLC(10)

(ii)(G)	Form of Investment Subadvisory Agreement between Horizon Capital Management Inc. and Rafferty Asset Management, LLC(15)

(ii)(H)	Form of Investment Subadvisory Agreement between Wellesly Investment Advisors, Inc. and Rafferty Asset Management, LLC - to be filed

(iii)(A)	Form of Fund Administration Servicing Agreement(2)

(iii)(B)	Addendum to Fund Administration Servicing Agreement(7)

(e) (i)	Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.(3)

(ii)	Form of Dealer Agreement(5)

(f)	Bonus, profit sharing contracts - None

(g) (i)	Form of Custodian Agreement(2)

(ii)	Addendum to Custodian Agreement(7)

(h) (i)(A)	Form of Transfer Agent Agreement(2)

(i)(B)	Addendum to Transfer Agent Agreement(7)

(ii)(A)	Form of Fund Accounting Servicing Agreement(2)

(ii)(B)	Addendum to Fund Accounting Servicing Agreement(7)

(iii)	Form of Fulfillment Servicing Agreement(2)

(i)	Opinion and consent of counsel - to be filed

(j)(i)	Consent of Independent Auditors - to be filed

(k)	Financial statements omitted from prospectus - None

(l)	Letter of investment intent(2)

(m)(i)	Investor Class Plan pursuant to Rule 12b-1(5)

(ii)	Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1 - to be filed

(iii)	Advisor Class Plan pursuant to Rule 12b-1(5)

(iv)	Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1(16)

(n)	Plan pursuant to Rule 18f-3(8)

(o)	Reserved

(p)(i)	Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC(16)

(ii)	Code of Ethics of Gustafson Baxter Financial Services, Inc.(7)

(iii)	Code of Ethics of Portfolio Strategies, Inc.(17)

(iv)	Code of Ethics of Horizon Investments LLC(8)

(v)	Code of Ethics of Flexible Plan Investments, Ltd(9)

(vi)	Code of Ethics of Hundredfold Advisors(14)

(vii)	Code of Ethics of Transamerica Investment Management, LLC(13)

(viii)	Code of Ethics of Wellesley Investment Advisors, Inc - to be filed

(ix)	Code of Ethics for Rafferty Capital Markets, LLC(11)
_______
(1)  Incorporated herein by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

(2)  Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

(3)  Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

(4)  Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

(5)  Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

(6)  Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

(7)  Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

(8)  Incorporated herein by reference from the Post-effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2003 via EDGAR, Accession No. 0000898432-03-000812.

(9)  Incorporated herein by reference from the Post-effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 12, 2004 via EDGAR, Accession No. 0000898432-04-000033.

(10)  Incorporated herein by reference from the Post-effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 13, 2004 via EDGAR, Accession No. 0000898432-04-000320.

(11)  Incorporated herein by reference from the Post-effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2003 via EDGAR, Accession No. 0000894189-03-001984.

(12)  Incorporated herein by reference from the Post-effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 11, 2004 via EDGAR, Accession No. 0000898432-04-000438.

(13)  Incorporated herein by reference from the Post effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2004 via EDGAR, Accession No. 0000898432-04-000568.

(14)  Incorporated herein by reference from the Post effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 1, 2004 via EDGAR, Accession No. 0000898432-04-000703.

(15)  Incorporated herein by reference from the Post effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 2, 2004 via EDGAR, Accession No. 0000894189-04-001808.

(16)  Incorporated herein by reference from the Post effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 1, 2004 via EDGAR, Accession No. 0000894189-04-002567.

(17)  Incorporated herein by reference from the Post effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 31, 2005 via EDGAR, Accession No. 0000894189-05-000885.

Item 24.	Persons Controlled by or Under Common Control with Registrant

None.

Item 25.	Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)	every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

(ii)	the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

(i)	such Covered Person shall have provided appropriate security for such undertaking,

(ii)	the Trust is insured against losses arising out of any such advance payments, or

(iii)	either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.	Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (the “Adviser”), 33 Whitehall Street, 10th Floor, New York, New York 10004, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

Gustafson Baxter Financial Services, Inc. (“GBFS”), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

Portfolio Strategies, Inc. (“PSI”), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

Horizon Investments, LLC (“Horizon”), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services. Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-21073).

Hundredfold Advisors (“Hundredfold”), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services. Information as to the officers and directors of Hundredfold is included in its current Form ADV filed with the Securities and Exchange Commission. (Registration Number 801-63226)

Transamerica Investment Management, LLC (“Transamerica”), 1150 South Olive Street, 27th Floor, Los Angeles, CA 90015, offers investment advisory services. Information as to the officers and directors of Transamerica is included in its current form ADV filed with the Securities and Exchange Commission (Registration Number 801- 57089).

Horizon Capital Management, Inc. (“HCM”), 141 Ridgeway Drive, Suite 203, Lafayette, LA 70503, offers investment advisory services. Information as to the officers and directors of HCM is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-26038).

Wellesley Investment Advisors, Inc. (“Wellesley”), The Wellesley Office Park, 20 William Street, Wellesley, MA 02481, offers investment advisory services. Information as to the officers and directors of Wellesley is included in its current Form ADV filed with the Securities Exchange Commission (Registration Number 801-61288).

Item 27.	Principal Underwriter

(a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, and Texas Capital Value Funds.

(b)    The director and officers of Rafferty Capital Markets, LLC are:

Name	Positions and Offices with Underwriter	Position and Offices with Registrant

Thomas A. Mulrooney	President	None

Lawrence C. Rafferty	Director	Chairman of the Board of Trustees

Stephen P. Sprague	Chief Financial Officer	Treasurer and Controller

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 25, 2005.

POTOMAC FUNDS

By: /s/ Daniel D. O’Neill
Daniel D. O’Neill
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Lawrence C. Rafferty* Lawrence C. Rafferty	Chairman of the Board	April 25, 2005

Jay F. Higgins* Jay F. Higgins	Trustee	April 25, 2005

Daniel J. Byrne* Daniel J. Byrne	Trustee	April 25, 2005

Kevin G. Boyle* Kevin G. Boyle	Trustee	April 25, 2005

Gerald E. Shanley III* Gerald E. Shanley III	Trustee	April 25, 2005

/s/ Daniel D. O’Neill Daniel D. O’Neill	President and Chief Executive Officer	April 25, 2005

/s/ Timothy P. Hagan Timothy P. Hagan	Chief Financial Officer	April 23, 2005

*By: /s/ Daniel D. O’Neill Daniel D. O’Neill, President, Chief Executive Officer and Attorney-In Fact